SCHEDULE OF DISAGGREGATION OF REVENUE (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Sales at a single point in time	$ 3,810,441	$ 5,163,909	$ 5,213,810	$ 5,266,589
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Sales at a single point in time		5,163,909	5,213,810	5,266,589
Supply of Budgeted Prepared Meals [Member]
Disaggregation of Revenue [Line Items]
Sales at a single point in time		4,759,231	4,961,215	5,264,531
Operation of Food Stall [Member]
Disaggregation of Revenue [Line Items]
Sales at a single point in time		351,272	236,059
Buffet Catering Services [Member]
Disaggregation of Revenue [Line Items]
Sales at a single point in time		48,796	14,496
Ancillary Delivery Services [Member]
Disaggregation of Revenue [Line Items]
Sales at a single point in time		$ 4,610	$ 2,040	$ 2,058